Subsequent Events (Details Narrative) - USD ($)	Aug. 13, 2025	Feb. 26, 2025	Feb. 20, 2025	Feb. 10, 2025	Jan. 06, 2025	Oct. 25, 2024	Oct. 11, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 05, 2023	May 22, 2023
Subsequent Event [Line Items]
Common stock par value								$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Purchase price per share									$ 0.67
Nova Samoa [Member]
Subsequent Event [Line Items]
Number of purchase order consideration shares							3,321,429
Sale of stock price per share							$ 1.40
Nova Samoa [Member] | Flyguy Resources [Member]
Subsequent Event [Line Items]
Purchase order consideration amount		$ 810,000
Nova Samoa [Member] | Twenty Nine Business [Member]
Subsequent Event [Line Items]
Purchase order consideration amount		$ 742,500
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Shares purchased			434,000	250,000	250,000	125,000
Common stock par value				$ 0.001	$ 0.001	$ 0.001
Purchase price per share			$ 0.50	$ 0.60	$ 0.60	$ 1.20
Share aggregate price				$ 150,000	$ 150,000	$ 150,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock par value	$ 0.001
Warrants	11,726,384
Shares issued price per	$ 1.535
Exercise price	1.84
Purchase price per share	$ 1.535
Subsequent Event [Member] | Nova Samoa [Member]
Subsequent Event [Line Items]
Number of purchase order consideration shares		4,909,616
Sale of stock price per share		$ 0.65
Subsequent Event [Member] | Nova Samoa [Member] | Flyguy Resources [Member]
Subsequent Event [Line Items]
Purchase order consideration amount		$ 810,000
Subsequent Event [Member] | Nova Samoa [Member] | Twenty Nine Business [Member]
Subsequent Event [Line Items]
Purchase order consideration amount		742,500
Subsequent Event [Member] | Nova Samoa [Member] | Slate Stone Chialing [Member]
Subsequent Event [Line Items]
Purchase order consideration amount		825,000
Subsequent Event [Member] | Nova Samoa [Member] | Macro IT Solutions [Member]
Subsequent Event [Line Items]
Purchase order consideration amount		$ 813,750
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Shares purchased			217,000	250,000	250,000
Common stock par value				$ 0.001	$ 0.001
Purchase price per share			$ 0.50	$ 0.60	$ 0.60
Share aggregate price			$ 434,000	$ 150,000	$ 150,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Shares purchased	5,863,192